CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Preferred Stock, Par or Stated Value Per Share		$ 0.001
Preferred Stock, Shares Authorized		20,000,000
Common Stock, Par or Stated Value Per Share		$ 0.001
Common Stock, Shares Authorized		495,000,000
Common Stock, Shares, Issued	6,810,322	30,224,653
Common Stock, Shares, Outstanding	6,810,322	6,090,205
Treasury Stock, Common, Shares	0	24,134,448
Series A Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share		$ 0.001
Preferred Stock, Shares Authorized		4,100,000
Preferred Stock, Shares Issued	2,480,000	2,520,000
Preferred Stock, Shares Outstanding	2,380,000	2,420,000
Treasury Stock, Preferred, Shares	100,000	100,000
Series B Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share		$ 0.001
Preferred Stock, Shares Authorized		6,650,000
Preferred Stock, Shares Issued	2,856,335	3,412,885
Preferred Stock, Shares Outstanding	2,811,800	3,368,360
Treasury Stock, Preferred, Shares	44,535	44,535
Series C Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share		$ 0.001
Preferred Stock, Shares Authorized		1,000
Preferred Stock, Shares Outstanding	1,000	1,000